Investments in Joint Ventures - Schedule of financial position of the joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Real estate properties, at fair value	$ 14,240.8	$ 13,539.0
Other assets	337.1	316.1
Total assets	14,577.9	13,855.1
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	3,995.7	3,452.9
Other liabilities	150.7	213.9
Total liabilities	4,146.4	3,666.8
Total equity	10,431.5	10,188.3
Total liabilities and equity	$ 14,577.9	$ 13,855.1